Income Tax Expense	3 Months Ended
Jun. 30, 2025
Income Tax Expense [Abstract]
Income tax expense

10.    Income tax expense

The Company’s consolidated effective tax rate was 10.1% and 32.3% for the three months ended June 30, 2025 and June 30, 2024, respectively. The change in the effective tax rate was primarily due to Coincheck Parent recognizing a loss before income taxes for the three months ended June 30, 2025, which was not recognized as a deferred tax asset due to the fact that sufficient future taxable profits are not expected.